SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Inventories, Property, plant and equipment, net (Details)	12 Months Ended
Dec. 31, 2019
Building
Estimated useful lives
Property, plant and equipment, useful life	50 years
Machinery and equipment | Minimum
Estimated useful lives
Property, plant and equipment, useful life	3 years
Machinery and equipment | Maximum
Estimated useful lives
Property, plant and equipment, useful life	10 years
Furniture
Estimated useful lives
Property, plant and equipment, useful life	3 years
Leasehold improvements
Estimated useful lives
Property, plant and equipment, useful life	3 years
Office and electronic equipment | Minimum
Estimated useful lives
Property, plant and equipment, useful life	2 years
Office and electronic equipment | Maximum
Estimated useful lives
Property, plant and equipment, useful life	5 years
Motor vehicles
Estimated useful lives
Property, plant and equipment, useful life	4 years